Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Types Of Antidilutive Instruments [Domain]
Disclosure Of Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share [Line Items]
Average outstanding options excluded from calculation of diluted earnings per share	0	7,200,000	4,700,000	6,800,000
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share		$ 89.16	$ 92.91	$ 89.69
Net income (loss) attributable to common shareholders	$ 3,248.0	$ (250.0)	$ 16,884.0	$ 4,874.0
Weighted-average number of common shares outstanding (millions)	1,716,700,000	1,747,800,000	1,735,700,000	1,762,400,000
Basic earnings (loss) per share (Canadian dollars)	$ 1.89	$ (0.14)	$ 9.73	$ 2.77
Net income (loss) attributable to common shareholders including impact of dilutive securities	$ 3,248.0	$ (250.0)	$ 16,884.0	$ 4,874.0
Stock options potentially exercisable (millions)	2,200,000	0	1,300,000	1,200,000
Weighted-average number of common shares outstanding - diluted (millions)	1,718,900,000	1,747,800,000	1,737,000,000.0	1,763,600,000
Diluted earnings (loss) per share (Canadian dollars)	$ 1.89	$ (0.14)	$ 9.72	$ 2.76
Average outstanding options excluded from calculation of diluted earnings per share		7,900,000